ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCRUED WARRANTY COSTS
Beginning balance	$ 61,139	$ 65,193	$ 54,644
Warranty provision	19,793	9,817	15,876
Warranty costs incurred	(26,552)	(13,663)	(3,872)
Foreign exchange effect	1,279	(208)	(1,455)
Ending balance	$ 55,659	$ 61,139	$ 65,193